Shareholder' equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Schedule of changes in Share Capital, Share Premium and Number of Ordinary Shares and Special Voting Shares
The following table summarizes the changes in the share capital, share premium and number of ordinary shares and special voting shares of the Company for the years ended December 31, 2023 and 2024:

	Share capital (€ thousand)	Share premium (€ thousand)	Outstanding ordinary shares	Ordinary shares held in treasury	Total ordinary shares	Special voting shares
At January 1, 2023	5,939	721,187	242,802,746	54,140,913	296,943,659	—
Ordinary shares issued to warrant holders (1)	115	64,500	5,761,067	—	5,761,067	—
Ordinary shares delivered under share-based payments (2)	—	—	1,746,450	(1,746,450)	—	—
Special Voting Shares A issued (3)	3,100	(3,100)	—	—	—	154,981,350
At December 31, 2023	9,154	782,587	250,310,263	52,394,463	302,704,726	154,981,350
Ordinary shares delivered under share-based payments (4)	—	—	2,193,216	(2,193,216)	—	—
At December 31, 2024	9,154	782,587	252,503,479	50,201,247	302,704,726	154,981,350
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(1)On February 27, 2023, the Group completed the previously announced redemption of its outstanding public and private placement warrants to purchase ordinary shares of the Company that remained outstanding at 5:00 p.m. New York City time on February 27, 2023 (the “Redemption Date”), following which (i) 408,667 warrants were exercised by the warrant holders at an exercise price of $11.50 per ordinary share and the Group received total cash proceeds of $4.7 million in exchange for 408,667 newly issued ordinary shares, and (ii) 19,322,846 warrants were exercised by the warrant holders on a cashless basis in exchange for 0.277 ordinary shares of the Company per warrant, with the Company issuing an aggregate of 5,761,067 newly issued ordinary shares. As a result of these transactions, approximately 98% of the outstanding warrants were exercised, of which approximately 2% were exercised for cash and approximately 96% were exercised on a cashless basis. The remaining 385,123 warrants remained unexercised on the Redemption Date and were redeemed by the Company for cash at a redemption price of $0.10 per warrant in accordance with the terms of the related warrant agreements, for a total of $38.5 thousand.
(2)As a result of the vesting of certain equity incentive arrangements, ordinary shares, which were previously held in treasury, were delivered to participants of the share-based payments plans. It includes:
(a)588,000 ordinary shares delivered to the CEO under the CEO 2022-2024 LTIP in relation to the 2022 performance period.
(b)240,000 ordinary shares delivered to the CEO under the CEO IPO PSUs plan.
(c)450,000 ordinary shares delivered to the directors of the Group (excluding the CEO), key executives with strategic responsibilities and other employees of the Group under the Management IPO PSUs plan.
(d)468,450 ordinary shares delivered to the CEO under the right to convert the CEO’s fixed remuneration in shares of the Company for an aggregate purchase price of €3,654 thousand.
For additional information relating to the equity incentive arrangements of the Group, see Note 37 — Share-based payments.
(3)On December 18, 2023, upon the fulfillment of the conditions outlined in the Company’s Articles of Association 154,981,350 Special Voting Shares A were issued and delivered to Monterubello s.s. and Ermenegildo (Gildo) Zegna di Monte Rubello for no consideration.
(4)As a result of the vesting of certain equity incentive arrangements, 2,193,216 ordinary shares, which were previously held in treasury, were delivered to participants of the share-based payments plans, as further described below:
(a)609,756 ordinary shares to the Senior Management Team to settle a portion of a bonus in ordinary shares equal to a value of $7,500 thousand as part of long-term equity incentives provided.
(b)588,000 ordinary shares to the CEO under the CEO 2022-2024 long-term incentive plan in relation to the 2023 performance period.
(c)360,000 ordinary shares to the CEO under the CEO IPO PSU plan.
(d)430,000 ordinary shares to the directors of the Group, key executives with strategic responsibilities and other employees of the Group under the Management IPO PSU plan.
(e)78,460 ordinary shares to the non-executive directors of the Group for a portion of their annual base remuneration for services provided in 2022.
(f)127,000 ordinary shares to the Senior Management Team (excluding the CEO) under the 2023 RSU Plan in connection with the achievement of the service condition for the first installment.

Schedule of Other Reserves Including Other Comprehensive Income
Other reserves are detailed as follows:

	At December 31,
(€ thousands)	2024	2023
Share-based payments reserve	85,183	96,008
Non-controlling interests options reserve	(114,247)	(183,525)
Other	(132,567)	(66,479)
Other reserves	(161,631)	(153,996)